Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Assets:
Precious metals	$ 3,191	[1]	$ 5,717
Trading assets
Loans	14,334	[1]	17,312
Securities	85,474	[1]	78,652
Other	454	[1]	2,500
Derivative financial instruments
Derivative Financial Assets	37,558	[1]	35,364
Liabilities:
Deposits	676,534	[1]	625,367
Financial liabilities designated at fair value through profit or loss	8,188	[1]	4,663
Subordinated debentures	5,698	[1]	5,935
Obligations related to securities sold short	32,087	[1]	30,766
Other liabilities	52,744	[1]	43,314
Derivative financial instruments
Derivative Financial Liabilities	37,967	[1]	34,200
Canadian provincial and municipal debt [member]
Trading assets
Securities	10,159		7,325
Recurring fair value measurement [member]
Assets:
Precious metals			5,717
Trading assets
Assets			104,181
Financial assets designated at fair value through profit or loss			13
Investment securities
Investment securities			50,504
Derivative financial instruments
Derivative Financial Assets			35,364
Liabilities:
Deposits			(7)
Financial liabilities designated at fair value through profit or loss			4,663
Obligations related to securities sold short			30,766
Derivative financial instruments
Derivative Financial Liabilities			34,200
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	3,191
Trading assets
Assets	103,453
Financial assets designated at fair value through profit or loss	12
Investment securities
Investment securities	57,653
Derivative financial instruments
Derivative Financial Assets	37,558
Liabilities:
Deposits	(401)
Financial liabilities designated at fair value through profit or loss	8,188
Obligations related to securities sold short	32,087
Derivative financial instruments
Derivative Financial Liabilities	37,967
Recurring fair value measurement [member] | Trading loans [member]
Trading assets
Loans			17,312
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	14,334
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities			10,343
Investment securities
Investment securities			12,093
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	13,003
Investment securities
Investment securities	8,891
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Trading assets
Securities			7,325
Investment securities
Investment securities			4,823
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	10,159
Investment securities
Investment securities	4,352
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Trading assets
Securities			6,894
Investment securities
Investment securities			6,672
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	7,164
Investment securities
Investment securities	19,141
Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities			6,829
Investment securities
Investment securities			19,803
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	6,443
Investment securities
Investment securities	19,990
Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities			7,986
Investment securities
Investment securities			4,387
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	9,005
Investment securities
Investment securities	2,563
Recurring fair value measurement [member] | Income funds [Member]
Trading assets
Securities			345
Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities	29
Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities			38,930
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	39,671
Recurring fair value measurement [member] | Other trading assets [member]
Trading assets
Other			2,500
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	454
Recurring fair value measurement [member] | Mortgage backed securities [member]
Investment securities
Investment securities			1,415
Recurring fair value measurement [member] | Mortgage backed securities [member] | IFRS9 [member]
Investment securities
Investment securities	906
Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities			1,311
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	1,810
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets			9,778
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	9,039
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets			21,500
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	22,202
Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets			2,335
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	2,361
Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Assets			175
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	349
Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets			1,576
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	3,607
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			11,090
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	11,086
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			17,649
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	20,537
Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			3,233
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	2,946
Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			179
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	70
Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			2,049
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	3,328
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Derivative financial instruments
Loans			286,621
Liabilities:
Deposits			266,995
Subordinated debentures			6,105
Other liabilities			13,363
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	313,490
Liabilities:
Deposits	293,898
Subordinated debentures	5,627
Other liabilities	20,383
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member]
Derivative financial instruments
Investment securities - amortized cost			18,716
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	20,316
Level 1 [member] | Recurring fair value measurement [member]
Trading assets
Assets			64,401
Financial assets designated at fair value through profit or loss			13
Investment securities
Investment securities			29,398
Derivative financial instruments
Derivative Financial Assets			752
Liabilities:
Obligations related to securities sold short			27,796
Derivative financial instruments
Derivative Financial Liabilities			773
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	64,776
Financial assets designated at fair value through profit or loss	12
Investment securities
Investment securities	37,238
Derivative financial instruments
Derivative Financial Assets	894
Liabilities:
Obligations related to securities sold short	24,563
Derivative financial instruments
Derivative Financial Liabilities	1,091
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities			10,343
Investment securities
Investment securities			9,677
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	13,003
Investment securities
Investment securities	6,373
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Investment securities
Investment securities			593
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Investment securities
Investment securities	366
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Trading assets
Securities			6,894
Investment securities
Investment securities			6,305
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	7,164
Investment securities
Investment securities	18,472
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities			5,680
Investment securities
Investment securities			10,944
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	4,610
Investment securities
Investment securities	10,457
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities			44
Investment securities
Investment securities			750
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	3
Investment securities
Investment securities	732
Level 1 [member] | Recurring fair value measurement [member] | Income funds [Member]
Trading assets
Securities			180
Level 1 [member] | Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities	29
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities			38,760
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	39,513
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member]
Trading assets
Other			2,500
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	454
Level 1 [member] | Recurring fair value measurement [member] | Mortgage backed securities [member]
Investment securities
Investment securities			539
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities			590
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	838
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets			4
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	5
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets			615
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	797
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets			133
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	92
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			3
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			502
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	1,057
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			268
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	34
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member]
Derivative financial instruments
Investment securities - amortized cost			4,240
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	7,392
Level 2 [member] | Recurring fair value measurement [member]
Assets:
Precious metals			5,717
Trading assets
Assets			39,758
Investment securities
Investment securities			20,396
Derivative financial instruments
Derivative Financial Assets			34,576
Liabilities:
Deposits			(7)
Financial liabilities designated at fair value through profit or loss			4,663
Obligations related to securities sold short			2,970
Derivative financial instruments
Derivative Financial Liabilities			33,153
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	3,175
Trading assets
Assets	38,643
Investment securities
Investment securities	19,645
Derivative financial instruments
Derivative Financial Assets	36,544
Liabilities:
Deposits	(401)
Financial liabilities designated at fair value through profit or loss	8,188
Obligations related to securities sold short	7,524
Derivative financial instruments
Derivative Financial Liabilities	36,797
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member]
Trading assets
Loans			17,312
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	14,334
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Investment securities
Investment securities			2,416
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Investment securities
Investment securities	2,518
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Trading assets
Securities			7,325
Investment securities
Investment securities			4,230
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	10,159
Investment securities
Investment securities	3,986
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Investment securities
Investment securities			367
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Investment securities
Investment securities	669
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities			1,149
Investment securities
Investment securities			8,746
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	1,833
Investment securities
Investment securities	9,485
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities			7,920
Investment securities
Investment securities			3,584
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	8,984
Investment securities
Investment securities	1,818
Level 2 [member] | Recurring fair value measurement [member] | Income funds [Member]
Trading assets
Securities			165
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities			170
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	158
Level 2 [member] | Recurring fair value measurement [member] | Mortgage backed securities [member]
Investment securities
Investment securities			876
Level 2 [member] | Recurring fair value measurement [member] | Mortgage backed securities [member] | IFRS9 [member]
Investment securities
Investment securities	906
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities			177
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	263
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets			9,742
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	8,927
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets			21,496
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	22,197
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets			1,720
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	1,556
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Assets			175
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	349
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets			1,443
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	3,515
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			10,823
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	11,012
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			17,646
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	20,537
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			2,724
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	1,884
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			179
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	70
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			1,781
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	3,294
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Liabilities:
Deposits			266,995
Subordinated debentures			6,105
Other liabilities			13,363
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	313,490
Liabilities:
Deposits	293,898
Subordinated debentures	5,627
Other liabilities	20,383
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member]
Derivative financial instruments
Investment securities - amortized cost			14,476
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	12,815
Level 3 [member] | Recurring fair value measurement [member]
Trading assets
Assets			22
Investment securities
Investment securities			710
Derivative financial instruments
Derivative Financial Assets			36
Derivative financial instruments
Derivative Financial Liabilities			274
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	16
Trading assets
Assets	34
Investment securities
Investment securities	770
Derivative financial instruments
Derivative Financial Assets	120
Derivative financial instruments
Derivative Financial Liabilities	79
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Investment securities
Investment securities			113
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities	48
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities			22
Investment securities
Investment securities			53
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	18
Investment securities
Investment securities	13
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities			544
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	709
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets			36
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	112
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets	8
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			267
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	74
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			7
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	5
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Derivative financial instruments
Loans			$ 286,621
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	$ 109

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).